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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended              09/30/03
                                                --------------------------------

Check here if Amendment [    ];                 Amendment Number
                                                                 --------------

This Amendment (Check only one.)                [    ] is a restatement
                                                [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           3i Investments Plc
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Address:        91 Waterloo Road
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                London
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                SE1 8XP
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Form 13F File Number 28 -
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Vipul Nagji
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Title:   Operations Manager
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Phone:   020 7975 3284
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Signature, Place and Date of Signing:

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
Vipul Nagji                                  London, UK                            10th NOVEMBER 2003
--------------------------------             -----------------------------         -------------------------
[Signature]                                 [City, State]                          [Date]
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Report Type (check only one.):

[X] 13F HOLDING REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:            0
                                              -------------------

Form 13F Information Table Entry Total:       53
                                              -------------------

Form 13F Information Table Value Total:       142,928
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                                              (thousands)

List of Other Included Managers:              None
                                              -------------------






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
                                                      13F SCHEDULE
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                                                                                                                    COLUMN 8
           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4                COLUMN 5  COLUMN 6    COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE                  VALUE    SHRS OR   SH/  PCT/     INVESTMENT  OTHER
        NAME OF ISSUER          OF CLASS      CUSIP     (X$1000)  PRN AMTS  PRN  CALL     DISCRETION  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALIGN TECHNOLOGIES INC             COM     016255 10 1    5,670    453,200  SH    N/A      SOLE        N/A      453,200
ALKERMES INC                       COM     01642T 10 8    4,116    300,000  SH    N/A      SOLE        N/A      300,000
AMGEN INC                          COM     031162 10 0   13,657    211,500  SH    N/A      SOLE        N/A      211,500
AMYLIN PARMACEUTICALS INC          COM     032346 10 8    1,412     50,000  SH    N/A      SOLE        N/A       50,000
APPLIED MOLECULAR EVOLUTION INC    COM     03823E 10 8    4,863    568,137  SH    N/A      SOLE        N/A      568,137
ARADIGM                            COM     038505 10 3    1,033    577,000  SH    N/A      SOLE        N/A      577,000
ATHEROGENICS INC                   COM     047439 10 4    6,014    359,281  SH    N/A      SOLE        N/A      359,281
AUTHORISZOR INC                    COM     052673 10 0       -      68,800  SH    N/A      SOLE        N/A       68,800
AVIGEN INC                         COM     053690 10 3      671    129,100  SH    N/A      SOLE        N/A      129,100
BIOMARIN PHARMACEUTICALS INC       COM     09061G 10 1    1,149    150,000  SH    N/A      SOLE        N/A      150,000
BIOPURE CORPORATION                CL A    09065H 10 5    7,920  1,224,013  SH    N/A      SOLE        N/A    1,224,013
CELGENE CORPORATION                COM     151020 10 4    3,466     80,000  SH    N/A      SOLE        N/A       80,000
CELL THERAPEUTICS INC              COM     150934 10 7    1,137    100,000  SH    N/A      SOLE        N/A      100,000
CHIRON CORP                        COM     170040 AE 9    3,050     59,000  SH    N/A      SOLE        N/A       59,000
CV THERAPEUTICS                    COM     126667 10 4    1,155     52,500  SH    N/A      SOLE        N/A       52,500
CYBERONICS INC                     COM     23251P 10 2    3,086    100,000  SH    N/A      SOLE        N/A      100,000
CYPRESS BIOSCIENCES                COM     232674 50 7      948    123,000  SH    N/A      SOLE        N/A      123,000
DAIRY MART CONVENIENCE STORES      COM     233860 30 3       -      50,000  SH    N/A      SOLE        N/A       50,000
DYAX CORPORATION                   COM     26746E 10 3      430     70,000  SH    N/A      SOLE        N/A       70,000
ESPERION                           COM     29664R 10 6    1,826     94,200  SH    N/A      SOLE        N/A       94,200
FOREST LABORATORY                  COM     345838 10 6    2,007     39,000  SH    N/A      SOLE        N/A       39,000
GENENTECH INC                      COM     368710 40 6    6,491     81,000  SH    N/A      SOLE        N/A       81,000
GEN-PROBE                          COM     36866T 10 3    1,083     40,000  SH    N/A      SOLE        N/A       40,000
GENTA INC                          COM     37245M 20 7    2,787    220,000  SH    N/A      SOLE        N/A      220,000
GENZYME CORPORATION                COM     372917 10 4    3,481     75,266  SH    N/A      SOLE        N/A       75,266
GILEAD SCIENCES INC                COM     375558 10 3   11,887    212,538  SH    N/A      SOLE        N/A      212,538
GLOBESPAN VIRATA INC               COM     37957V 10 6      181     25,000  SH    N/A      SOLE        N/A       25,000
HOLLIS-EDEN PARMACEUTICALS         COM     435902 10 1    2,406     98,782  SH    N/A      SOLE        N/A       98,782
HUMAN GENOME SCIENCES INC          COM     444903 10 8      792     58,000  SH    N/A      SOLE        N/A       58,000
ICOS CORPORATION                   COM     449295 10 4    2,452     64,000  SH    N/A      SOLE        N/A       64,000
ILEX ONCOLOGY INC                  COM     451923 10 6     1827    110,000  SH    N/A      SOLE        N/A      110,000
ISIS PHARMACEUTICALS INC           COM     464330 10 9    1,100    168,700  SH    N/A      SOLE        N/A      168,700
LA JOLLA PHARMACEUTICALS INC       COM     503459 10 9    1,185    300,000  SH    N/A      SOLE        N/A      300,000
MAXYGEN INC                        COM     577776 10 7      714     70,000  SH    N/A      SOLE        N/A       70,000
MAYORS JEWELERS INC                COM     578462 10 3       11     15,000  SH    N/A      SOLE        N/A       15,000
MEDIMMUNE INC                      COM     584699 10 2    3,466    105,000  SH    N/A      SOLE        N/A      105,000
MILLENIUM CHEMICALS INC            COM     599903 10 1       88      9,197  SH    N/A      SOLE        N/A        9,197
MYRAID GENETIC                     COM     62855J 10 4    1,318    116,000  SH    N/A      SOLE        N/A      116,000
NEUROCRINE BIOSCIENCES INC         COM     64125C 10 9    3,962     80,000  SH    N/A      SOLE        N/A       80,000
NPS PHARMACEUTICALS INC            COM     62936P 10 3    4,178    150,000  SH    N/A      SOLE        N/A      150,000
OSI PHARMACEUTICALS INC            COM     671040 10 3    2,273     70,000  SH    N/A      SOLE        N/A       70,000
PARTHUSCEVA INC                    COM     70212E 10 6      833     97,025  SH    N/A      SOLE        N/A       97,025
PROTEIN DESIGN LABS INC            COM     74369L 10 3    4,144    298,991  SH    N/A      SOLE        N/A      298,991
QLT INC                            COM     746927 10 2    2,356    147,500  SH    N/A      SOLE        N/A      147,500
SEPRACOR INC                       COM     817315 10 4    4,110    149,239  SH    N/A      SOLE        N/A      149,239
SHIRE PHARMACEUTICALS GROUP PLC    ADR     82481R 10 6    5,018    226,942  SH    N/A      SOLE        N/A      226,942
TELETECH HOLDINGS INC              COM     879939 10 6    3,115    490,564  SH    N/A      SOLE        N/A      490,564
TELETECH HOLDINGS INC          COM ESCROW  879939 10 6       -      41,270  SH    N/A      SOLE        N/A       41,270
TELIK INC                          COM     87959M 10 9    1,624     81,000  SH    N/A      SOLE        N/A       81,000
TULARIK INC                        COM     899165 10 4      626     63,500  SH    N/A      SOLE        N/A       63,500
VAXGEN INC                       COM NEW   922390 20 8      480     40,000  SH    N/A      SOLE        N/A       40,000
VERTEX PHARMACEUTICALS             COM     92532F 10 0    1,614    131,252  SH    N/A      SOLE        N/A      131,252
VICURON PHARMACEUTICALS INC        COM     926471 10 3    3,717    210,000  SH    N/A      SOLE        N/A      210,000
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